Operating Lease Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) contract	Dec. 31, 2024 USD ($)
Leases [Abstract]
Operating lease, liabilities	$ 2,839	$ 3,754
Operating lease, right-of-use assets	1,282	2,088
Operating lease, cost	$ 1,200	$ 1,200
Number of operating leases contracts | contract	5
Operating lease weighted average discount rate	3.54%	3.32%
Weighted average remaining contractual lease term	1 year 4 months 13 days	3 years 1 month 13 days